GOVERNMENTAL SUPPORT	6 Months Ended
Jun. 30, 2025
Governmental Support [Abstract]
GOVERNMENTAL SUPPORT
NOTE 11 – GOVERNMENTAL SUPPORT

In the Netherlands, in order to assist Dutch companies to handle the COVID 19 challenges, wage tax, social security and VAT payments for the period March 2020 until September 2021 were postponed and have to be paid in 60 monthly installments beginning October 2022. From January 1, 2024 the debt incurs annual interest of 4%. As of June 30, 2025 and December 31, 2024 and 2023, the Company accumulated debt of €14,924 and €18,245 ($17,516 and $18,984 as of June 30, 2025 and December 31, 2024), respectively, to the Dutch tax authorities, of which €2,671 and €2,671 ($3,130 and $2,779 as of June 30, 2025 and December 31, 2024) is presented in VAT payable,  €3,971 and €3,971 ($4,654 and $4,132 as of June 30, 2025 and December 31, 2024) is presented in income tax and other taxes payable and €8,282 and €11,603 ($9,707 and $12,073 as of June 30, 2025 and December 31, 2024) are presented as other liabilities.